CAPITAL STRUCTURE	3 Months Ended
Mar. 31, 2023
Equity [Abstract]
CAPITAL STRUCTURE

NOTE 5 – CAPITAL STRUCTURE

The total number of shares of stock which the corporation shall have authority to issue is 160,000,000 shares, of which 150,000,000 shares of $0.0001 par value shall be designated as Common Stock and 10,000,000 shares of $0.0001 shall be designated as Preferred Stock. The Preferred Stock authorized by the Company’s Articles of Incorporation may be issued in one or more series. The Board of Directors of the Corporation is authorized to determine or alter the rights, preferences, privileges, and restrictions granted or imposed upon any wholly unissued series of Preferred Stock, and within the limitations or restrictions stated in any resolution or resolutions of the Board of Directors originally fixing the number of shares constituting any series, to increase or decrease (but not below the number of shares of any such series then outstanding) the number of shares of any such series subsequent to the issue of shares of that series, to determine the designation and par value of any series and to fix the numbers of shares of any series.

Common Stock - As of March 31, 2023 the Company had 20,941,036 shares of its common stock issued and outstanding, and on December 31, 2022 the Company had 19,566,839 shares of its common stock issued and outstanding. All references to the common shares outstanding have been retroactively adjusted to reflect the stock split unless stated otherwise.

In 2022, Coeptis Therapeutics Holdings, Inc., raised capital by issuance of common stock above the stated par value. The contributed capital recognized as additional paid in capital during the quarters ended March 31, 2023 and 2022 was $0 and $1,265,986, respectively. During the quarters March 31, 2023 and 2022, there were $0 in capital distributions.

Treasury Stock – As part of the Merger in February of 2021, Coeptis Therapeutics, Inc., our wholly-owned subsidiary, repurchased 110,762 shares of its common stock previously held by shareholders of Vinings Holdings Inc. (the former name of Coeptis Therapeutics, Inc.). The stock was recorded at the cost paid for it, of $247,165 and held as Treasury stock for the duration of 2021. Subsequent to year end, the Company retired the 110,762 shares of Treasury Stock, as of February 18, 2022. There is no treasury stock at March 31, 2023.

Preferred Stock - As of March 31, 2023 the Company had no shares of preferred stock issued and outstanding. As of March 31, 2022, Coeptis Therapeutics, Inc., our wholly-owned subsidiary, had 8,000 shares of its Series B Preferred Stock issued and outstanding. The Series B Preferred Stock was converted into common equity immediately prior to the consummation of the Business Combination, and the shares of common stock received in such conversion were exchanged for shares of common stock in the Company at the closing of the Business Combination.

Stock Based Compensation –

A summary of the Company’s stock option activity is as follows:

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2022	–	–
Granted	1,457,500	$2.18	8.53	$–
Forfeited	–	–
Exercised	–	–
Outstanding at March 31, 2023	1,457,500	$2.18	8.53	$–

For the three months ended March 31, 2023 and 2022, the Company recorded $122,391 and $0, respectively, for stock-based compensation expense related to stock options. As of March 31, 2023, unamortized stock-based compensation for stock options was $1,320,050 to be recognized through December 31, 2026.

The options granted during the three months ended March 31, 2023 were valued using the Black-Scholes option pricing model using the following weighted average assumptions:

For the three months ended March 31, 2023
Expected term, in years	5.38
Expected volatility	79.35%
Risk-free interest rate	3.66%
Dividend yield	–

Common Stock Warrants –

As a result of the Merger on October 28, 2022, all surviving warrants from Coeptis Therapeutics, Inc. were converted using a 2.9685:1 ratio, and became exercisable to acquire shares of the Company’s common stock.

On November 23, 2020, Coeptis Therapeutics, Inc. (under its prior name Vinings Holdings Inc.) issued a class A and a class B warrant to Coral Investment Partners, LP (“CIP”), with each warrant granting CIP the right to purchase 500,000 shares of common stock at a price of $2 for Class A or $5 for Class B. The warrants expire on November 30, 2023. The warrants also contain a cashless exercise provision and contain anti-dilution provisions. In October 2021, the Company was notified by the warrant holder that they intend to exercise its right to purchase shares of the Company under these warrants. However, the required cash payment has not been received, and as of March 31, 2023, all warrants remain outstanding, exercisable to acquire 336,869 shares of the Company’s common stock on an as converted basis resulting from the consummation of the Business Combination in October 2022.

Warrant Holder 1 - On May 28, 2021, Coeptis Therapeutics, Inc. issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 500,000 shares of common stock at a price of $1 per share, 500,000 shares at $2 per share, and 500,000 shares at $5 per share. The warrants expire on June 1, 2026. As part of the call, 2,500 warrants at $1 per share were exercised on July 28, 2022. As of March 31, 2023, the remaining warrants outstanding are exercisable to acquire 504,461 shares of the Company’s common stock on an as converted basis resulting from the consummation of the Business Combination in October 2022.

Warrant Holder 2 - On July 30, 2021, Coeptis Therapeutics, Inc. issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 200,000 shares of common stock at a price of $1 per share, 100,000 shares at $2 per share, and 100,000 shares at $5 per share. The warrants expire on July 26, 2026. As part of the call, 5,000 warrants at $1 per share were exercised on March 1, 2022, and 195,000 warrants at $1 per share and 75,000 warrants at $2 per share were exercised on June 27, 2022. 25,000 warrants at $2 per share expired on September 13, 2022 as a result of the call. As of March 31, 2023, the remaining warrants outstanding are exercisable to acquire 33,687 shares of the Company’s common stock on an as converted basis resulting from the consummation of the Business Combination in October 2022.

On September 22, 2021, Coeptis Therapeutics, Inc. issued a warrant in conjunction with the termination of the license right (see Note 3) with Purple, granting Purple the right to purchase 300,000 shares of common stock at $5 per share, subject to certain adjustments. During 2021, the Company recorded $1,897,585 as general and administrative expense in condensed consolidated statement of operations upon immediate vesting of the Warrant. The warrant was valued using the Black-Scholes option pricing model using the following assumptions: 1) exercise price of $5.00 per share, 2) fair value of $6.50 per share, 3) discount rate of 0.48%, 3) dividend rate of 0%, and 4) a term of 3 years. As of March 31, 2023, all warrants remain outstanding and are exercisable to acquire 101,061 shares of the Company’s common stock on an as converted basis resulting from the consummation of the Business Combination in October 2022.

Warrant Holder 3 – On December 20, 2021, Coeptis Therapeutics, Inc. issued a warrant to a third party in exchange for services to be provided, granting the warrant holder the right to purchase 600,000 shares of common stock at a price of $1 per share. The warrants expire on December 20, 2026. As part of the call, 300,000 of the warrants were transferred to Warrant Holder 4, and 175,000 of the warrants were transferred to Warrant Holder 5. The remaining 115,000 warrants at $1 per share were exercised on August 19, 2022, and 10,000 warrants at $1 per share expired on September 13, 2022 as a result of the call. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 4 – On July 13, 2022, Warrant Holder 3 transferred 300,000 warrants to Warrant Holder 4 with the same terms. As part of a call, 300,000 warrants at $1 per share were exercised on August 19, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 5 – On September 6, 2022, Warrant Holder 3 transferred 175,000 warrants to Warrant Holder 5 with the same terms, and Warrant Holder 9 transferred 200,000 to Warrant Holder 5 with the same terms. As of March 31, 2023, all warrants remain outstanding and are exercisable to acquire 126,326 shares of the Company’s common stock on an as converted basis resulting from the consummation of the Business Combination in October 2022.

Warrant Holder 6 – On January 28, 2022, Coeptis Therapeutics, Inc. issued a warrant to a third party in exchange for contemplation of a debt extension, granting the warrant holder the right to purchase 250,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. The warrants were expensed immediately as a loss on extinguishment of debt. Subsequently, on April 14, 2022, an agreement was executed with the debt holder extending the maturity of the debt to July 31, 2022 in recognition of the warrants issued on January 28, 2022. This amendment was treated as a debt modification. As of March 31, 2023, all warrants remain outstanding and are exercisable to acquire 84,217 shares of the Company’s common stock on an as converted basis resulting from the consummation of the Business Combination in October 2022

Warrant Holder 7 - On January 28, 2022, Coeptis Therapeutics, Inc. issued a warrant to a third party in exchange for contemplation of a debt extension, granting the warrant holder the right to purchase 400,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. The warrants expire on January 31, 2024. The warrants were expensed immediately as a loss on extinguishment of debt. Subsequently, on April 14, 2022, an agreement was executed with the debt holder extending the maturity of the debt to July 31, 2022 in recognition of the warrants issued on January 28, 2022. This amendment was treated as a debt modification. As of March 31, 2023, all warrants remain outstanding and are exercisable to acquire 134,747 shares of the Company’s common stock on an as converted basis resulting from the consummation of the Business Combination in October 2022.

Warrant Holder 8 – On January 28, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 775,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. As part of the call, 775,000 warrants at $1.50 per share were exercised on September 14, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 9 - On January 28, 2022, Coeptis Therapeutics, Inc. issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 200,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. As part of the call, all 200,000 warrants at $1.50 per share were transferred to Warrant Holder 5. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 10 - On January 28, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 350,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. As part of the call, 53,334 warrants at $1.50 per share were exercised on March 1, 2022, 50,000 warrants at $1.50 per share were exercised on August 19, 2022 and 246,666 warrants at $1.50 per share were exercised on September 14, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 11 - On January 28, 2022, Coeptis Therapeutics, Inc. issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 150,000 shares of common stock at a price of $1 per share and 150,000 shares at $2 per share. The warrants expire on January 31, 2024. On April 14, 2022, the Company issued an additional warrant in exchange for professional services, granting the warrant holder the right to purchase an additional 170,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. As of March 31, 2023, all warrants remain outstanding and are exercisable to acquire 158,328 shares of the Company’s common stock on an as converted basis resulting from the consummation of the Business Combination in October 2022.

Warrant Holder 12 - On January 28, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 1,018,050 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. As part of the call, 100,000 warrants at $1.50 per share were exercised on August 19, 2022, and 918,050 warrants at $1.50 per share were exercised on September 14, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 13 - On January 28, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 225,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. As part of the call, 15,000 warrants at $1.50 per share were exercised on March 1, 2022, and 210,000 warrants at $1.50 per share were exercised on September 14, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 14 - On January 28, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 100,000 shares of common stock at a price of $1 per share. The warrants expire on January 31, 2024. As part of the call, 100,000 warrants at $1 per share were exercised on August 19, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 15 - On January 28, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 100,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. As part of the call, 100,000 warrants at $1.50 per share were exercised on September 14, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 16 - On January 28, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 100,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. As part of the call, 25,000 warrants at $1.50 per share were exercised on June 27, 2022, and 75,000 warrants at $1.50 per share were exercised on September 14, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 17 - On January 28, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 52,050 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. As part of the call, 52,050 warrants at $1.50 per share were exercised on September 14, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 18 - On March 30, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in conjunction with an investment, granting the warrant holder the right to purchase 250,000 shares of common stock at a price of $3 per share. The warrants expire on March 30, 2024. As of March 31, 2023, all warrants remain outstanding and are exercisable to acquire 84,217 shares of the Company’s common stock on an as converted basis resulting from the consummation of the Business Combination in October 2022.

Warrant Holder 19 - On March 30, 2022, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 300,000 shares of common stock at a price of $1.50 per share. The warrants expire on April 1, 2027. As part of the call, 300,000 warrants at $1.50 per share were exercised on September 14, 2022. As of March 31, 2023, there are no warrants outstanding.

Warrant Holder 20 - On January 3, 2023, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 100,000 shares of common stock at a price of $2.50 per share. The warrants expire on January 2, 2027. As of March 31, 2023, all warrants remain outstanding.

Warrant Holder 21 - On January 3, 2023, Coeptis Therapeutics, Inc., issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 250,000 shares of common stock at a price of $1.90 per share. The warrants expire on January 19, 2027. As of March 31, 2023, all warrants remain outstanding.

The warrants issued since May 28, 2021 and as of March 31, 2023 were valued using the Black-Scholes option pricing model using the following assumptions: 1) exercise price ranging from $1.00 to $5.00 per share, 2) fair value ranging from $4.80 to $6.00 per share, 3) discount rate ranging from 1.15% to 2.31%, 3) dividend rate of 0%, and 4) a term ranging from 2 to 5 years.

On April 19, 2022, Coeptis Therapeutics, Inc. initiated a warrant conversion call for certain warrants and on April 20, 2022, for additional warrants. The original expiration for the warrant conversions was set as May 19, 2022, and May 20, 2022. The expiration date was extended and moved to June 30, 2022. A second extension moved the expiration to July 15, 2022, and the third extension moved the expiration date for the warrant conversions to August 1, 2022. The final extension was extended and moved to September 13, 2022. Warrants that were part of the call and not exercised by this date expired.

		$1.00	$1.50	$1.90	$2.00	$2.50	$3.00	$5.00
Warrant contract	# Shares	$2.97	$4.45		$5.94		$8.91	$14.84
Coral Investment Partners Warrants	1,000,000	–	–	–	500,000	–	–	500,000
Coral Investment Partners Warrants, as converted	336,869	–	–	–	168,434	–	–	168,434

Warrant Holder 1	1,500,000	500,000	–	–	500,000	–	–	500,000
July 28, 2022	(2,500)	(2,500)	–	–	–	–	–	–
	1,497,500	497,500	–	–	500,000	–	–	500,000
Warrant Holder 1, as converted	504,461	167,592	–	–	168,434	–	–	168,434

Warrant Holder 2	400,000	200,000	–	–	100,000	–	–	100,000
March 1, 2022	(5,000)	(5,000)	–	–	–	–	–	–
June 27, 2022	(270,000)	(195,000)	–	–	(75,000)	–	–	–
Expired - September 13, 2022	(25,000)	–	–	–	(25,000)	–	–	–
	100,000	–	–	–	–	–	–	100,000
Warrant Holder 2, as converted	33,687	–	–	–	–	–	–	33,687

Purple BioTech	300,000	–	–	–	–	–	–	300,000
Purple BioTech, as converted	101,061	–	–	–	–	–	–	101,061

Warrant Holder 3	600,000	600,000	–	–	–	–	–	–
Transfer to Warrant Holder 4	(300,000)	(300,000)	–	–	–	–	–	–
Transfer to Warrant Holder 5	(175,000)	(175,000)	–	–	–	–	–	–
August 19, 2022	(115,000)	(115,000)	–	–	–	–	–	–
Expired - September 13, 2022	(10,000)	(10,000)	–	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 3, as converted	–	–	–	–	–	–	–	–

Warrant Holder 4
Transfer from Warrant Holder 3	300,000	300,000	–	–	–	–	–	–
August 19, 2022	(300,000)	(300,000)	–	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 4, as converted	–	–	–	–	–	–	–	–

Warrant Holder 5
Transfer from Warrant Holder 3	175,000	175,000	–	–	–	–	–	–
Transfer from Warrant Holder 9	200,000	–	200,000	–	–	–	–	–
	375,000	175,000	200,000	–	–	–	–	–
Warrant Holder 5, as converted	126,326	58,952	67,374	–	–	–	–	–

		$1.00	$1.50	$1.90	$2.00	$2.50	$3.00	$5.00
Warrant contract	# Shares	$2.97	$4.45		$5.94		$8.91	$14.84
Warrant Holder 6	250,000	–	250,000	–	–	–	–	–
Warrant Holder 6, as converted	84,217	–	84,217	–	–	–	–	–

Warrant Holder 7	400,000	–	400,000	–	–	–	–	–
Warrant Holder 7, as converted	134,747	–	134,747	–	–	–	–	–

Warrant Holder 8	775,000	–	775,000	–	–	–	–	–
September 14, 2022	(775,000)	–	(775,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 8, as converted	–	–	–	–	–	–	–	–

Warrant Holder 9	200,000	–	200,000	–	–	–	–	–
Transfer to Warrant Holder 5	(200,000)	–	(200,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 9, as converted	–	–	–	–	–	–	–	–

Warrant Holder 10	350,000	–	350,000	–	–	–	–	–
March 1, 2022	(53,334)	–	(53,334)	–	–	–	–	–
August 19, 2022	(50,000)	–	(50,000)	–	–	–	–	–
September 14, 2022	(246,666)	–	(246,666)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 10, as converted	–	–	–	–	–	–	–	–

Warrant Holder 11	300,000	150,000	–	–	150,000	–	–	–
April 14, 2022	170,000	–	170,000	–	–	–	–	–
	470,000	150,000	170,000	–	150,000	–	–	–
Warrant Holder 11, as converted	158,328	50,530	57,268	–	50,530	–	–	–

Warrant Holder 12	1,018,050	–	1,018,050	–	–	–	–	–
August 19, 2022	(100,000)	–	(100,000)	–	–	–	–	–
September 14, 2022	(918,050)	–	(918,050)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 12, as converted	–	–	–	–	–	–	–	–

Warrant Holder 13	225,000	–	225,000	–	–	–	–	–
March 1, 2022	(15,000)	–	(15,000)	–	–	–	–	–
September 14, 2022	(210,000)	–	(210,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 13, as converted	–	–	–	–	–	–	–	–

		$1.00	$1.50	$1.90	$2.00	$2.50	$3.00	$5.00
Warrant contract	# Shares	$2.97	$4.45		$5.94		$8.91	$14.84
Warrant Holder 14	100,000	100,000	–	–	–	–	–	–
August 19, 2022	(100,000)	(100,000)	–	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 14, as converted	–	–	–	–	–	–	–	–

Warrant Holder 15	100,000	–	100,000	–	–	–	–	–
September 14, 2022	(100,000)	–	(100,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 15, as converted	–	–	–	–	–	–	–	–

Warrant Holder 16	100,000	–	100,000	–	–	–	–	–
June 27, 2022	(25,000)	–	(25,000)	–	–	–	–	–
September 14, 2022	(75,000)	–	(75,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 16, as converted	–	–	–	–	–	–	–	–

Warrant Holder 17	52,050	–	52,050	–	–	–	–	–
September 14, 2022	(52,050)	–	(52,050)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 17, as converted	–	–	–	–	–	–	–	–

Warrant Holder 18	250,000	–	–	–	–	–	250,000	–
Warrant Holder 18, as converted	84,217	–	–	–	–	–	84,217	–

Warrant Holder 19	300,000	–	300,000	–	–	–	–	–
	(300,000)	–	(300,000)	–	–	–	–	–
	–	–	–	–	–	–	–	–
Warrant Holder 19, as converted	–	–	–	–	–	–	–	–

Warrant Holder 20	–	–	–	–	–	–	–	–
January 3, 2023	100,000	–	–	–	–	100,000	–	–
Warrant Holder 20	100,000	–	–	–	–	100,000	–	–

Warrant Holder 21	–	–	–	–	–	–	–	–
January 20, 2023	250,000	–	–	250,000	–	–	–	–
Warrant Holder 21	250,000	–	–	250,000	–	–	–	–

Total warrants outstanding for purchase of shares:	4,992,500	822,500	1,020,000	250,000	1,150,000	100,000	250,000	1,400,000
Total warrants outstanding for purchase of shares, as converted:	1,913,912	277,074	343,606	250,000	387,399	100,000	84,217	471,616

Options/Stock Awards – On January 27, 2023, the Company granted options to purchase an aggregate of 1,357,500 shares of our common stock under the 2022 Equity Incentive Plan, to various officers, directors, employees and consultants, at an average exercise price of $1.63 per share. The Company has also granted a stand-alone option to a former employee to purchase up to 100,000 shares of our common stock at an exercise price of $10 per share.